N-2	12 Months Ended
Mar. 31, 2025 shares
Cover [Abstract]
Entity Central Index Key	0002026098
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Gladstone Alternative Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
The Fund’s primary investment objective is to (i) achieve and grow current income by investing primarily in debt securities of established businesses or real estate holding intermediaries that the Fund believes will provide stable earnings and cash flow to pay expenses, make principal and interest payments on its outstanding indebtedness and make distributions to shareholders that grow over time; and (ii) provide the Fund’s shareholders with long-term capital appreciation in the value of its assets by investing in equity securities of established businesses, including in connection with the Fund’s debt investments, that the Fund believes can grow over time to permit the Fund to sell its equity investments for capital gains.
The Fund pursues its investment objective primarily by investing in directly originated loans to lower and middle market private businesses in the U.S., broadly syndicated loans and commercial real estate loans. The Fund also make equity investments, including in connection with its directly originated loans. The Fund seeks to avoid investing in high-risk, pre-revenue,
early-stage enterprises. The Fund expects that most, if not all, of the debt securities it acquires will not be rated by a rating agency. Investors should assume that these loans would be rated below what is considered “investment grade” quality. Investments rated below investment grade are often referred to as high yield securities or junk bonds and may be considered higher risk as compared to investment grade debt instruments.

Class I Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Not Held [Shares]	1,990,000
Class C Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class C Shares
Outstanding Security, Not Held [Shares]	10,000
Class A Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A Shares
Outstanding Security, Not Held [Shares]	23,400